Eaton Vance

Worldwide Health Sciences Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Biotechnology — 14.4%
AbbVie, Inc.	419,596	$43,881,350
Abcam PLC	347,559	6,650,612
Agility Private Capital II, LLC(1)	247,646	3,810,455
Amgen, Inc.	24,251	5,384,692
Argenx SE ADR(2)	24,205	6,942,478
Biogen, Inc.(2)	20,508	4,925,406
Blueprint Medicines Corp.(2)	51,234	5,537,371
CSL, Ltd.	119,726	26,218,261
Galapagos NV(2)	26,148	3,203,102
Immunovant, Inc.(2)	103,205	5,076,654
Incyte Corp.(2)	90,483	7,649,433
Neurocrine Biosciences, Inc.(2)	114,743	10,893,700
Vertex Pharmaceuticals, Inc.(2)	97,822	22,278,960

		$152,452,474

Health Care Distributors — 0.3%
Galenica AG(3)	50,872	$3,256,819

		$3,256,819

Health Care Equipment — 20.1%
Abbott Laboratories	396,773	$42,938,774
ABIOMED, Inc.(2)	23,801	6,523,854
Boston Scientific Corp.(2)	668,988	22,176,952
Danaher Corp.	81,747	18,362,829
Edwards Lifesciences Corp.(2)	183,979	15,433,998
Fisher & Paykel Healthcare Corp., Ltd.	306,830	7,726,650
Intuitive Surgical, Inc.(2)	43,616	31,667,397
Medtronic PLC	336,513	38,261,528
Straumann Holding AG	9,060	10,457,904
Tandem Diabetes Care, Inc.(2)	63,011	5,915,473
Teleflex, Inc.	36,830	14,096,683

		$213,562,042

Health Care Services — 1.4%
LHC Group, Inc.(2)	31,326	$6,149,920
R1 RCM, Inc.(2)	420,818	8,534,189

		$14,684,109

Health Care Supplies — 4.1%
Alcon, Inc.(2)	218,430	$13,947,905
Cooper Cos., Inc. (The)	30,837	10,337,179
Haemonetics Corp.(2)	92,247	10,410,074
ICU Medical, Inc.(2)	26,230	4,949,601
Pulmonx Corp.(2)	76,938	4,170,040

		$43,814,799

Security	Shares	Value
Health Care Technology — 2.1%
Accolade, Inc.(2)	166,361	$8,635,800
JMDC, Inc.(2)	150,000	7,657,670
Phreesia, Inc.(2)	138,994	6,137,975

		$22,431,445

Life Sciences Tools & Services — 7.6%
Agilent Technologies, Inc.	164,210	$19,196,149
Lonza Group AG	28,216	17,752,731
Thermo Fisher Scientific, Inc.	93,866	43,645,812

		$80,594,692

Managed Health Care — 10.8%
Anthem, Inc.	67,880	$21,145,978
Centene Corp.(2)	183,714	11,325,968
Humana, Inc.	39,445	15,798,511
UnitedHealth Group, Inc.	198,542	66,777,616

		$115,048,073

Pharmaceuticals — 39.1%
AstraZeneca PLC	131,659	$13,776,121
Bristol-Myers Squibb Co.	174,196	10,869,830
Dechra Pharmaceuticals PLC	166,007	7,402,388
Eli Lilly & Co.	208,635	30,387,688
Ipsen S.A.	99,658	9,570,962
Johnson & Johnson	502,738	72,736,134
Merck & Co., Inc.	554,831	44,602,864
Novartis AG	490,069	44,368,630
Novo Nordisk A/S, Class B	389,197	26,085,098
Pfizer, Inc.	657,229	25,178,443
Roche Holding AG PC	143,928	47,272,706
Royalty Pharma PLC, Class A	117,173	4,991,570
Sanofi	393,094	39,623,405
Santen Pharmaceutical Co., Ltd.	340,197	5,656,733
Viatris, Inc.(2)	81,548	1,371,637
Zoetis, Inc.	196,743	31,553,642

		$415,447,851

Total Common Stocks (identified cost $692,864,128)		$1,061,292,304

Exchange-Traded Funds — 0.0%(4)

Security	Shares	Value
Equity Funds — 0.0%(4)
iShares Global Healthcare ETF	1,490	$110,722

Total Exchange-Traded Funds (identified cost $106,586)		$110,722

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	701,934	$701,934

Total Short-Term Investments (identified cost $701,934)		$701,934

Total Investments — 100.0% (identified cost $693,672,648)		$1,062,104,960

Other Assets, Less Liabilities — 0.0%(4)		$342,603

Net Assets — 100.0%		$1,062,447,563

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $3,256,819 or 0.3% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	71.5%	$759,432,493
Switzerland	12.9	137,056,695
France	4.6	49,194,367
United Kingdom	3.1	32,820,691
Australia	2.5	26,218,261
Denmark	2.5	26,085,098
Japan	1.2	13,314,403
New Zealand	0.7	7,726,650
Netherlands	0.7	6,942,478
Belgium	0.3	3,203,102
Exchange-Traded Funds	0.0 *	110,722

Total Investments	100.0%	$1,062,104,960

*	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $701,934, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,567,649	$20,023,194	$(21,888,909)	$—	$—	$701,934	$497	701,934

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, sza222prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3*	Total
Common Stocks
Biotechnology	$112,570,044		$36,071,975		$3,810,455	$152,452,474
Health Care Distributors	—		3,256,819		—	3,256,819
Health Care Equipment	195,377,488		18,184,554		—	213,562,042
Health Care Services	14,684,109		—		—	14,684,109
Health Care Supplies	29,866,894		13,947,905		—	43,814,799
Health Care Technology	14,773,775		7,657,670		—	22,431,445
Life Sciences Tools & Services	62,841,961		17,752,731		—	80,594,692
Managed Health Care	115,048,073		—		—	115,048,073
Pharmaceuticals	221,691,808		193,756,043		—	415,447,851
Total Common Stocks	$766,854,152	$	290,627,697	**	$3,810,455	$1,061,292,304
Exchange-Traded Funds	$110,722		$—		$—	$110,722
Short-Term Investments	—		701,934		—	701,934
Total Investments	$766,964,874		$291,329,631		$3,810,455	$1,062,104,960

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.